Decommissioning Liabilities - Disclosure of Detailed Information About Decommissioning Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	$ 51,471	$ 40,528
Acquisition of Jerritt Canyon	71,135
Disposition of exploration project		(153)
Change in rehabilitation provision	30,010	10,885
Reclamation costs incurred	(606)	(156)
Interest or accretion expense	3,228	2,362
Foreign exchange (loss) gain	(1,631)	(1,995)
Ending decommissioning liabilities	153,607	51,471
Mexico - San Dimas [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	14,059	9,442
Acquisition of Jerritt Canyon	0
Disposition of exploration project		0
Change in rehabilitation provision	1,209	4,527
Reclamation costs incurred	0	0
Interest or accretion expense	715	565
Foreign exchange (loss) gain	(454)	(475)
Ending decommissioning liabilities	15,529	14,059
Mexico - Santa Elena [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	6,150	4,971
Acquisition of Jerritt Canyon	0
Disposition of exploration project		0
Change in rehabilitation provision	2,177	1,191
Reclamation costs incurred	0	(55)
Interest or accretion expense	313	295
Foreign exchange (loss) gain	(199)	(252)
Ending decommissioning liabilities	8,441	6,150
Mexico - La Encantada [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	10,223	8,112
Acquisition of Jerritt Canyon	0
Disposition of exploration project		0
Change in rehabilitation provision	584	2,049
Reclamation costs incurred	0	0
Interest or accretion expense	521	477
Foreign exchange (loss) gain	(333)	(415)
Ending decommissioning liabilities	10,995	10,223
Jerritt Canyon [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	0	0
Acquisition of Jerritt Canyon	71,135
Disposition of exploration project		0
Change in rehabilitation provision	28,799	0
Reclamation costs incurred	(186)	0
Interest or accretion expense	642	0
Foreign exchange (loss) gain	0	0
Ending decommissioning liabilities	100,390	0
Mexico - San Martin [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	8,321	7,103
Acquisition of Jerritt Canyon	0
Disposition of exploration project		0
Change in rehabilitation provision	(1,435)	1,240
Reclamation costs incurred	(339)	(81)
Interest or accretion expense	424	418
Foreign exchange (loss) gain	(264)	(359)
Ending decommissioning liabilities	6,707	8,321
Mexico - La Parrilla [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	5,190	4,337
Acquisition of Jerritt Canyon	0
Disposition of exploration project		0
Change in rehabilitation provision	(900)	830
Reclamation costs incurred	(17)	(20)
Interest or accretion expense	264	259
Foreign exchange (loss) gain	(169)	(216)
Ending decommissioning liabilities	4,368	5,190
Mexico - Del Toro [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	4,577	3,769
Acquisition of Jerritt Canyon	0
Disposition of exploration project		0
Change in rehabilitation provision	(565)	772
Reclamation costs incurred	(64)	0
Interest or accretion expense	234	226
Foreign exchange (loss) gain	(148)	(190)
Ending decommissioning liabilities	4,034	4,577
Mexico - La Guitarra [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	2,278	2,178
Acquisition of Jerritt Canyon	0
Disposition of exploration project		(153)
Change in rehabilitation provision	278	217
Reclamation costs incurred	0	0
Interest or accretion expense	115	122
Foreign exchange (loss) gain	(73)	(86)
Ending decommissioning liabilities	2,598	2,278
La Luz [Member]
Decommissioning Liabilities [Line Items]
Beginning decommissioning liabilities	673	616
Acquisition of Jerritt Canyon	0
Disposition of exploration project		0
Change in rehabilitation provision	(137)	59
Reclamation costs incurred	0	0
Interest or accretion expense	0	0
Foreign exchange (loss) gain	9	(2)
Ending decommissioning liabilities	$ 545	$ 673